Net Loss Per Share - Potential Dilutive Securities Excluded From Calculation of Net Loss Per Share (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities excluded from calculation of net loss per share, total	21,308,840	93,491,474	17,685,665	92,844,925
ESPP [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities excluded from calculation of net loss per share, total	16,084,192	14,922,159	12,464,668	14,261,340
Restricted Stock Units ("RSUs") [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities excluded from calculation of net loss per share, total	57,080	99,890	71,350	114,160
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities excluded from calculation of net loss per share, total	5,149,647		5,149,647
Shares to Be Issued Upon Settlement of Remaining Equity Commitment [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities excluded from calculation of net loss per share, total		49,929,121		49,929,121
Shares to Be Issued Upon Exercise of Share Purchase Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities excluded from calculation of net loss per share, total		28,540,304		28,540,304
ESPP Shares Issuable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential dilutive securities excluded from calculation of net loss per share, total	17,921